Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
OPERATING ACTIVITIES
Net earnings (loss)	$ 5,099,924	$ 3,934,101
Adjustments to reconcile net earnings to net cash provided by operating activities:
Depreciation	1,340,492	1,356,347
Impairment loss for long-lived assets	1,723,539	0
Deferred taxes	(326,920)	1,377,631
Compensation expense for restricted stock	137,598	288,960
Change in post-retirement benefits other than pensions	35,201	9,774
Changes in operating assets and liabilities:
Accounts receivable, net	4,274,878	(8,519,238)
Inventories	(3,732,652)	(4,818,076)
Federal income taxes recoverable		913,347
Other	(114,448)	(315,561)
Accounts payable and accrued expenses	1,344,233	8,229,770
Income taxes payable	159,694	414,114
Employee compensation and related expenses	(314,699)	371,180
Contribution to retirement plan	5,250	3,000
Net cash provided by operating activities	9,632,090	3,245,349
INVESTING ACTIVITIES
Purchase of property, plant and equipment	(807,989)	(349,184)
Increase in cash value of officers’ life insurance	(17,917)	(24,900)
Net cash used in investing activities	(825,906)	(374,084)
FINANCING ACTIVITIES
Cash dividends paid	(1,191,605)	(280,378)
Net cash used in financing activities	(1,191,605)	(280,378)
Increase in cash	7,614,579	2,590,887
Cash at beginning of year	4,052,582	1,461,695
Cash at end of year	$ 11,667,161	$ 4,052,582